Capital Commitments and Contingencies - Future Minimum Rentals Payable Under Non-cancellable Operating Leases (Details) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum rentals payable under non-cancellable operating leases	£ 323	£ 254	£ 166
Not Later than 1 Year
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum rentals payable under non-cancellable operating leases	158	192	£ 166
Later than 1 Year and Not Later than 5 Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum rentals payable under non-cancellable operating leases	£ 165	£ 62